Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2018